Share based compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share based compensation
Stock Based Compensation Expense
	For the years ended December 31,
	2025	2024	2023
Stock Option Expense	$205,859	$118,849	$92,500
Deferred Share Units	155,000	15,000	-
Compensation Expense (Note 16)	-	52,634	55,821
Stock-based compensation expense in Contributed Capital	360,859	186,483	148,321

Employee Share Purchase Plan	43,494	41,619	30,508
Restricted Stock Units	298,527	40,632	62,442
Total stock-based compensation expense	702,880	268,734	241,271

Stock Options Outstanding
Exercise price per share	# of options outstanding	# of options exercisable	Average remaining life (in years)
$0.200	166,200	166,200	2.4
$0.203	1,400,000	-	4.2
$0.216	1,553,334	440,000	2.0
$0.252	78,850	78,850	2.7
$0.259	100,000	33,333	2.7
$0.260	52,650	52,650	2.0
$0.264	177,200	177,200	2.0
$0.309	4,350,000	50,000	5.0
	7,878,234	998,233	4.0

Stock Option Activity
	For the years ended December 31,
	2025		2024
		weighted		Weighted
	# of stock	average	# of stock	Average
	Options	exercise price	Options	exercise price
Options outstanding, start of the year	2,647,820	$0.30	2,927,820	$0.32
Granted	5,750,000	$0.28	-	$-
Exercised	(310,799)	$(0.21)	-	$-
Forfeited	-	$-	(180,000)	$(0.22)
Expired	(208,787)	$(0.48)	(100,000)	$(0.52)
Options outstanding, end of the year	7,878,234	$0.27	2,647,820	$0.24
Options exercisable, end of the year	998,233	$0.23	777,820	$0.30
	For the year ended December 31,
	2023
		Weighted
	# of stock	Average
	Options	exercise price
Options outstanding, start of the year	461,320	$0.51
Granted	2,716,500	$0.22
Forfeited	(100,000)	$(0.22)
Expired	(150,000)	$(0.59)
Options outstanding, end of the year	2,927,820	$0.25
Options exercisable, end of the year	877,820	$0.32

Weighted Average Assumptions
Vesting Target	Vested
1/3 vest upon the collection of US$6.5 million	Yes
1/3 vest upon the collection of the next US$7.0 million	No
1/3 vest upon the collection of an additional US$7.5 million	No

Deferred Stock Unit Activity
For the year ended	2025	2024	2023
Expected dividends paid per common share	Nil	-	Nil
Expected life in years	5.0	-	5.0
Weighted average expected volatility in the price of common shares	115%	-	79%
Weighted average risk-free interest rate	3.16%	-	3.32%
Weighted average fair market value per share at grant date	$0.23	$-	$0.22
Forfeiture rate	11.5%	-	18.5%

Restricted Stock Unit Activity
	For the years ended December 31,
Opening balance	2025	2024	2023
Opening balance	120,226	37,354	37,354
Granted	404,927	82,872	-
Closing balance	525,153	120,226	37,354

RSUs Outstanding
	For the years ended December 31,
	2025		2024
	# of RSUs	FV/Unit	# of RSUs	FV/Unit
RSUs outstanding, start of the year	915,000	$0.16	-	-
Granted	1,875,000	$0.20	1,035,000	$0.14
Common shares issued	(194,206)	($0.20)	-	-
Payroll withholdings settled in cash	(110,796)	($0.20)	-	-
Forfeited	-	-	(120,000)	($0.14)
RSUs outstanding, end of the year	2,484,998	$0.35	915,000	$0.16
	For the year ended December 31,
	2023
	# of RSUs	FV/Unit
RSUs outstanding, start of the year	348,334	$0.21
Granted	-	-
Common shares issued	(256,619)	$(0.26)
Payroll withholdings settled in cash	(91,715)	$(0.23)
RSUs outstanding, end of the year	-	-

Employee Stock Purchase Plan
	2025		2024
	# of shares	$ amount	# of shares	$ amount
Purchased by employees	132,904	$43,495	234,974	$41,620
Matched by the Company	132,904	43,494	234,973	41,619
Total Common Shares issued	265,808	86,989	469,947	83,239
	For the year ended December 31,
	2023
	# of shares	$ amount
Purchased by employees	168,515	$36,246
Matched by the Company	140,994	30,509
Total Common Shares issued	309,509	66,755